Vanguard Real Estate Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at
www.sec.gov.

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (94.2%)
Diversified REITs (3.5%)
WP Carey Inc.	150,590	9,813
VEREIT Inc.	940,798	6,115
STORE Capital Corp.	202,853	5,564
PS Business Parks Inc.	18,039	2,208
Essential Properties Realty Trust Inc.	80,688	1,478
Washington REIT	72,032	1,450
Global Net Lease Inc.	78,004	1,240
Colony Capital Inc.	420,546	1,148
American Assets Trust Inc.	44,630	1,075
Empire State Realty Trust Inc.	129,598	793
iStar Inc.	66,488	785
Alexander & Baldwin Inc.	60,080	674
Gladstone Commercial Corp.	29,699	500
Armada Hoffler Properties Inc.	49,399	458
One Liberty Properties Inc.	14,247	233
		33,534
Health Care REITs (8.5%)
Welltower Inc.	364,641	20,088
Ventas Inc.	325,971	13,678
Healthpeak Properties Inc.	469,358	12,743
Medical Properties Trust Inc.	461,323	8,133
Omega Healthcare Investors Inc.	198,281	5,937
Healthcare Trust of America Inc. Class A	190,650	4,957
Healthcare Realty Trust Inc.	117,904	3,551
Physicians Realty Trust	177,089	3,172
Sabra Health Care REIT Inc.	179,801	2,479
National Health Investors Inc.	39,033	2,353
CareTrust REIT Inc.	83,727	1,490
LTC Properties Inc.	34,284	1,195
Community Healthcare Trust Inc.	18,402	860
Diversified Healthcare Trust	207,937	732
Universal Health Realty Income Trust	11,467	653
Global Medical REIT Inc.	37,412	505
New Senior Investment Group Inc.	72,117	288
		82,814
Hotel & Resort REITs (2.4%)
Host Hotels & Resorts Inc.	616,192	6,649
MGM Growth Properties LLC Class A	114,860	3,214
Park Hotels & Resorts Inc.	205,824	2,056
Apple Hospitality REIT Inc.	185,533	1,783
Ryman Hospitality Properties Inc.	45,698	1,682
Sunstone Hotel Investors Inc.	188,536	1,497
Pebblebrook Hotel Trust	114,137	1,430

RLJ Lodging Trust	143,861	1,246
Service Properties Trust	143,899	1,144
DiamondRock Hospitality Co.	175,210	888
Xenia Hotels & Resorts Inc.	99,407	873
Summit Hotel Properties Inc.	91,847	476
Chatham Lodging Trust	41,279	314
CorePoint Lodging Inc.	35,596	194
Hersha Hospitality Trust Class A	30,064	166
Braemar Hotels & Resorts Inc.	26,792	67
Ashford Hospitality Trust Inc.	8,254	14
		23,693
Industrial REITs (11.5%)
Prologis Inc.	645,145	64,914
Duke Realty Corp.	321,330	11,857
Americold Realty Trust	175,102	6,260
Rexford Industrial Realty Inc.	107,226	4,907
First Industrial Realty Trust Inc.	111,138	4,423
EastGroup Properties Inc.	34,118	4,412
STAG Industrial Inc.	129,930	3,962
Terreno Realty Corp.	59,235	3,244
Lexington Realty Trust	239,617	2,504
Innovative Industrial Properties Inc.	18,620	2,311
Industrial Logistics Properties Trust	56,911	1,245
Monmouth Real Estate Investment Corp.	81,332	1,126
		111,165
Office REITs (7.3%)
Alexandria Real Estate Equities Inc.	110,266	17,643
Boston Properties Inc.	128,840	10,346
Vornado Realty Trust	141,833	4,781
Kilroy Realty Corp.	90,167	4,685
Cousins Properties Inc.	129,694	3,708
Douglas Emmett Inc.	145,511	3,652
SL Green Realty Corp.	66,810	3,098
Highwoods Properties Inc.	90,753	3,047
Hudson Pacific Properties Inc.	133,958	2,938
Equity Commonwealth	106,209	2,828
JBG SMITH Properties	105,102	2,810
Corporate Office Properties Trust	98,091	2,327
Brandywine Realty Trust	149,216	1,543
Piedmont Office Realty Trust Inc. Class A	110,248	1,496
Easterly Government Properties Inc.	65,670	1,472
Paramount Group Inc.	155,199	1,099
Columbia Property Trust Inc.	100,023	1,091
Mack-Cali Realty Corp.	79,180	999
Office Properties Income Trust	42,037	871
Franklin Street Properties Corp.	93,742	343
City Office REIT Inc.	41,615	313
		71,090
Residential REITs (13.1%)
AvalonBay Communities Inc.	122,932	18,359
Equity Residential	324,742	16,669
Invitation Homes Inc.	475,090	13,298
Sun Communities Inc.	85,719	12,053
Mid-America Apartment Communities Inc.	99,850	11,578
Essex Property Trust Inc.	57,149	11,475
Equity LifeStyle Properties Inc.	150,912	9,251

UDR Inc.	257,635	8,401
Camden Property Trust	85,072	7,570
American Homes 4 Rent Class A	236,257	6,728
Apartment Investment and Management Co.	129,556	4,369
American Campus Communities Inc.	120,226	4,198
Independence Realty Trust Inc.	82,805	960
NexPoint Residential Trust Inc.	16,996	754
Investors Real Estate Trust	10,640	693
UMH Properties Inc.	32,401	439
Front Yard Residential Corp.	44,438	388
Preferred Apartment Communities Inc. Class A	41,536	224
		127,407
Retail REITs (8.1%)
Realty Income Corp.	299,973	18,223
Simon Property Group Inc.	267,033	17,272
Regency Centers Corp.	148,189	5,634
National Retail Properties Inc.	150,321	5,188
Federal Realty Investment Trust	62,781	4,611
Kimco Realty Corp.	377,891	4,255
Spirit Realty Capital Inc.	89,893	3,034
Brixmor Property Group Inc.	258,709	3,024
Agree Realty Corp.	47,068	2,995
Weingarten Realty Investors	106,453	1,805
Taubman Centers Inc.	53,896	1,794
Retail Properties of America Inc.	188,313	1,094
Retail Opportunity Investments Corp.	101,729	1,060
Urban Edge Properties	101,876	990
SITE Centers Corp.	135,019	972
Kite Realty Group Trust	73,531	852
Getty Realty Corp.	30,601	796
Acadia Realty Trust	75,251	790
Macerich Co.	92,785	630
American Finance Trust Inc.	94,509	593
Alexander's Inc.	2,012	493
^ Tanger Factory Outlet Centers Inc.	81,508	492
^ Seritage Growth Properties Class A	32,068	431
RPT Realty	70,398	383
Saul Centers Inc.	12,088	321
Urstadt Biddle Properties Inc. Class A	25,881	238
Whitestone REIT	32,442	195
Retail Value Inc.	14,508	182
^ Washington Prime Group Inc.	167,048	108
Cedar Realty Trust Inc.	74,007	60
^ Pennsylvania REIT	59,196	33
§ Spirit MTA REIT	42,040	32
		78,580
Specialized REITs (39.8%)
American Tower Corp.	387,223	93,603
Crown Castle International Corp.	364,028	60,611
Equinix Inc.	47,319	35,969
Digital Realty Trust Inc.	234,364	34,395
SBA Communications Corp. Class A	97,507	31,054
Public Storage	137,421	30,606
Weyerhaeuser Co.	651,849	18,591
Extra Space Storage Inc.	112,607	12,048
VICI Properties Inc.	408,788	9,553

CyrusOne Inc.			100,514	7,039
Gaming and Leisure Properties Inc.			184,325	6,807
Iron Mountain Inc.			250,868	6,721
CubeSmart			169,172	5,466
Lamar Advertising Co. Class A			75,481	4,995
Life Storage Inc.			40,985	4,314
CoreSite Realty Corp.			33,099	3,935
QTS Realty Trust Inc. Class A			52,690	3,320
Rayonier Inc.			119,220	3,152
PotlatchDeltic Corp.			58,538	2,464
National Storage Affiliates Trust			59,554	1,948
EPR Properties			67,877	1,867
Outfront Media Inc.			125,878	1,832
Uniti Group Inc.			160,888	1,695
Four Corners Property Trust Inc.			61,351	1,570
GEO Group Inc.			105,760	1,199
CoreCivic Inc.			105,362	843
Safehold Inc.			11,152	693
CatchMark Timber Trust Inc. Class A			42,641	381
Jernigan Capital Inc.			20,271	347
CorEnergy Infrastructure Trust Inc.			12,425	73
				387,091
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,023,074)				915,374
Real Estate Management & Development (3.3%)
CBRE Group Inc. Class A			292,763	13,751
Jones Lang LaSalle Inc.			45,050	4,309
Redfin Corp.			81,776	4,083
Howard Hughes Corp.			36,009	2,074
Kennedy-Wilson Holdings Inc.			112,856	1,639
Cushman & Wakefield plc			95,935	1,008
Realogy Holdings Corp.			100,823	952
eXp World Holdings Inc.			23,294	940
St. Joe Co.			28,315	584
Marcus & Millichap Inc.			20,589	566
Newmark Group Inc. Class A			130,320	563
RE/MAX Holdings Inc. Class A			15,912	521
RMR Group Inc. Class A			13,392	368
Tejon Ranch Co.			19,594	277
Forestar Group Inc.			14,519	257
Five Point Holdings LLC Class A			44,312	185
Altisource Portfolio Solutions SA			4,880	62
Total Real Estate Management & Development (Cost $39,035)				32,139
	Coupon
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
1,2 Vanguard Market Liquidity Fund	0.117%		253,678	25,368

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Treasury Bill	0.095%	1/28/21	189	189
Total Temporary Cash Investments (Cost $25,560)				25,557

Total Investments (100.1%) (Cost $1,087,669)	973,070
Other Assets and Liabilities—Net (-0.1%)	(1,349)
Net Assets (100%)	971,721
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $816,000.
§ Security value determined using significant unobservable inputs.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $940,000 was received for securities on loan.
3 Securities with a value of $106,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index		December 2020		33	1,035	(2)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received)	Unrealized	Unrealized
	Termination		Amount	(Paid1)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Equinix Inc.	2/2/21	GSCM	23,054	(0.551)	—	(174)

1 Based on 1-month USD LIBOR as of the most recent payment date. Floating interest payment received/paid monthly.
GSCM—Goldman Sachs Capital Management.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods dee med by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Real Estate Index Portfolio

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks in the portfolio's target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short -
term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized

Real Estate Index Portfolio

appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the portfolio's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The i nputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	947,481	—	32	947,513
Temporary Cash Investments	25,368	189	—	25,557
Total	972,849	189	32	973,070
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Liabilities
Swap Contracts	—	(174)	—	(174)
1 Represents variation margin on the last day of the reporting period.